Income Tax Expense - Schedule Of Effective Income Tax Rate Reconciliation (Parenthetical) (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of average effective tax rate and applicable tax rate [Line Items]
Applicable tax rate	[1]	26.27%	26.25%	26.23%
Global Minimum Tax Rate		15.00%
Corporate Tax Rate		27.50%
Up To Two Hundred Million Won
Reconciliation of average effective tax rate and applicable tax rate [Line Items]
Taxable income				₩ 200
Applicable tax rate				9.90%
Greater Than Two Hundred Million To Twenty Billion Won
Reconciliation of average effective tax rate and applicable tax rate [Line Items]
Applicable tax rate			20.90%
Greater Than Two Hundred Million To Twenty Billion Won | Top of range
Reconciliation of average effective tax rate and applicable tax rate [Line Items]
Taxable income				₩ 20,000
Greater Than Two Hundred Million To Twenty Billion Won | Bottom of range
Reconciliation of average effective tax rate and applicable tax rate [Line Items]
Taxable income				₩ 200
Greater Than Twenty Billion Up To Three Hundred Billion Won
Reconciliation of average effective tax rate and applicable tax rate [Line Items]
Applicable tax rate		23.10%
Greater Than Twenty Billion Up To Three Hundred Billion Won | Top of range
Reconciliation of average effective tax rate and applicable tax rate [Line Items]
Taxable income			₩ 300,000
Greater Than Twenty Billion Up To Three Hundred Billion Won | Bottom of range
Reconciliation of average effective tax rate and applicable tax rate [Line Items]
Taxable income			₩ 20,000
Greater Than Three Hundred Billion Won
Reconciliation of average effective tax rate and applicable tax rate [Line Items]
Taxable income		₩ 300,000
Applicable tax rate		26.40%

[1]	Applicable income tax rate for ￦ 200 million and below is 9.9%, for over ￦ 200 million to ￦ 20,000 million is 20.9%, for over ￦ 20,000 million to ￦ 300,000 million is 23.1% and for over ￦ 300,000 million is 26.4% for the years ended December 31, 2023 and 2024 and 2025 respectively.